Taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate [Abstract]
China income tax rate	25.00%	25.00%
Tax exemption/preferential rate reduction
Change in valuation allowance	(25.00%)	(25.40%)
Effective tax rate	0.00%	(0.40%)